SEGMENTED INFORMATION - Revenue Allocation (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of geographical areas [line items]
Revenue	$ 86,006	$ 95,924
UNITED STATES
Disclosure of geographical areas [line items]
Revenue	26,134	28,257
Canada
Disclosure of geographical areas [line items]
Revenue	8,865	10,036
United Kingdom
Disclosure of geographical areas [line items]
Revenue	15,676	23,432
Australia
Disclosure of geographical areas [line items]
Revenue	6,683	6,079
Brazil
Disclosure of geographical areas [line items]
Revenue	5,233	5,778
INDIA
Disclosure of geographical areas [line items]
Revenue	3,926	2,983
GERMANY
Disclosure of geographical areas [line items]
Revenue	2,311	2,192
Other Europe
Disclosure of geographical areas [line items]
Revenue	8,809	9,501
Colombia
Disclosure of geographical areas [line items]
Revenue	2,752	2,373
Other Asia
Disclosure of geographical areas [line items]
Revenue	3,112	2,992
Other
Disclosure of geographical areas [line items]
Revenue	$ 2,505	$ 2,301